Quarterly Holdings Report
for
Fidelity® Disruptive Finance Fund
February 28, 2022
DSF-NPRT3-0422
1.9897384.101
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.7%
NerdWallet, Inc. (a)	48,062	550,310
CONSUMER DISCRETIONARY - 0.9%
Internet & Direct Marketing Retail - 0.9%
MercadoLibre, Inc. (b)	624	703,030
FINANCIALS - 64.2%
Banks - 16.5%
DBS Group Holdings Ltd.	102,868	2,566,199
DNB Bank ASA	108,797	2,435,777
Meta Financial Group, Inc.	18,880	1,045,763
Signature Bank	12,315	4,247,320
Silvergate Capital Corp. (b)	6,316	808,953
SVB Financial Group (b)	3,622	2,194,932
		13,298,944
Capital Markets - 19.7%
Avanza Bank Holding AB	21,861	618,393
BlackRock, Inc. Class A	4,874	3,625,720
Brookfield Asset Management, Inc. Class A (a)	44,921	2,454,483
Cboe Global Markets, Inc.	10,578	1,240,694
Coinbase Global, Inc. (b)	4,955	945,265
Intercontinental Exchange, Inc.	22,467	2,878,472
MSCI, Inc.	2,491	1,249,710
Tradeweb Markets, Inc. Class A	17,062	1,441,398
Virtu Financial, Inc. Class A	38,638	1,355,421
		15,809,556
Consumer Finance - 6.7%
Ally Financial, Inc.	24,896	1,242,310
Capital One Financial Corp.	26,841	4,113,920
		5,356,230
Diversified Financial Services - 3.2%
Apollo Global Management, Inc.	39,520	2,579,075
Insurance - 14.9%
Arch Capital Group Ltd. (b)	94,680	4,460,375
Arthur J. Gallagher & Co.	16,946	2,680,688
BRP Group, Inc. (b)	135,702	3,768,445
Hiscox Ltd.	87,317	1,074,425
		11,983,933
Thrifts & Mortgage Finance - 3.2%
NMI Holdings, Inc. (b)	80,397	1,860,387
PennyMac Financial Services, Inc. (a)	12,387	715,349
		2,575,736
TOTAL FINANCIALS		51,603,474
INDUSTRIALS - 6.2%
Professional Services - 6.2%
Equifax, Inc.	17,497	3,820,295
Verisk Analytics, Inc.	6,318	1,120,434
		4,940,729
INFORMATION TECHNOLOGY - 25.0%
IT Services - 21.8%
Adyen BV (b)(c)	956	1,992,566
Block, Inc.:
Class A (b)	3,380	430,950
Class A unit (b)	3,450	389,141
Flywire Corp. (b)	28,101	760,413
Global Payments, Inc.	6,615	882,309
MasterCard, Inc. Class A	12,015	4,335,252
MoneyGram International, Inc. (b)	108,595	1,166,310
Nuvei Corp. (b)(c)	14,173	769,423
PayPal Holdings, Inc. (b)	8,459	946,816
Repay Holdings Corp. (a)(b)	44,625	770,674
Visa, Inc. Class A	23,520	5,083,143
		17,526,997
Software - 3.2%
Black Knight, Inc. (b)	31,791	1,786,336
BTRS Holdings, Inc. (b)	128,352	782,947
		2,569,283
TOTAL INFORMATION TECHNOLOGY		20,096,280
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Homes 4 Rent Class A	30,866	1,173,217
Real Estate Management & Development - 1.4%
Doma Holdings, Inc. Class A (b)	415,170	1,104,352
TOTAL REAL ESTATE		2,277,569
TOTAL COMMON STOCKS (Cost $68,076,111)		80,171,392

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (d)	274,606	274,661
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	2,852,715	2,853,000
TOTAL MONEY MARKET FUNDS (Cost $3,127,661)		3,127,661

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $71,203,772)	83,299,053
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(2,952,754)
NET ASSETS - 100.0%	80,346,299

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,761,989 or 3.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	787,091	18,689,761	19,202,191	379	-	-	274,661	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	3,060,400	23,408,402	23,615,802	2,071	-	-	2,853,000	0.0%
Total	3,847,491	42,098,163	42,817,993	2,450	-	-	3,127,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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